Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	Pioneer Series Trust IV
Central Index Key	0001331854
Amendment Flag	false
Document Creation Date	Nov 28, 2012
Document Effective Date	Dec 1, 2012
Prospectus Date	Dec 1, 2012

Pioneer Classic Balanced Fund
PIONEER CLASSIC BALANCED FUND
INVESTMENT OBJECTIVES
Capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 64.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Classic Balanced Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Classic Balanced Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.40%	0.68%	0.37%	0.23%
Total Annual Fund Operating Expenses	[1]	1.30%	2.33%	2.02%	0.88%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.14%)	(0.27%)	none	none
Net Expenses	[1]	1.16%	2.06%	2.02%	0.88%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.16% and 2.06% of the average daily net assets attributable to Class A and Class B shares, respectively. These expense limitations are in effect through December 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Classic Balanced Fund (USD $)	1	3	5	10
Class A	563	830	1,118	1,935
Class B	609	1,002	1,321	2,387
Class C	305	634	1,088	2,348
Class Y	90	281	488	1,084

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Classic Balanced Fund (USD $)	1	3	5	10
Class A	563	830	1,118	1,935
Class B	209	702	1,221	2,387
Class C	205	634	1,088	2,348
Class Y	90	281	488	1,084

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund's investment adviser allocates the fund's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the fund's net assets. Equity securities in which the fund invests include common stocks, debt convertible to equity securities, and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) that invest primarily in equity securities, and preferred stocks. Debt securities in which the fund invests include U.S. government securities, debt securities of corporate and other issuers, mortgage-related securities, including "sub-prime" mortgages, asset-backed securities, and cash, cash equivalents and other short term holdings.

The fund may invest in debt securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. Debt securities in which the fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in subordinated debt securities, event-linked bonds and up to 10% of its total assets in securities that are below investment grade (also known as "junk bonds"). The fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may, but is not required to, use derivatives, such as credit default swaps, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities: and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term investments.

In selecting equity securities to buy and sell, the fund's investment adviser uses a value approach to select the fund's investments. Using this investment style, the adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

In selecting debt securities to buy and sell, the adviser considers both broad economic and issuer specific factors. In assessing the appropriate maturity, credit quality and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

RISKS OF INITIAL PUBLIC OFFERINGS. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings represent a significant portion of the fund's past investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will continue to result in positive investment performance. In addition, as the fund grows in size, the impact of investments in initial public offerings on the overall performance of the fund's portfolio is likely to decrease.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital U.S. Government/Credit Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Balanced Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.88% (07/01/2009 TO 09/30/2009).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -12.71% (10/01/2008 TO 12/31/2008).

At September 30, 2012, the year-to-date return was 10.20%.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns Pioneer Classic Balanced Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	(3.00%)	1.36%	3.93%	7.42%	Dec 19, 1991
Class A Return after taxes on distributions	(3.92%)	0.14%	2.35%	5.31%	Dec 19, 1991
Class A Return after taxes on distributions and sale of shares	(1.94%)	0.68%	2.74%	5.46%	Dec 19, 1991
Class B	(3.24%)	1.36%	3.54%	4.49%	Sep 3, 1997
Class C	0.83%	1.39%	3.61%	4.54%	Sep 3, 1997
Class Y	1.89%	2.64%	4.69%	7.86%	Dec 19, 1991
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	8.27%	Dec 19, 1991
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%	6.56%	Dec 31, 1991

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Pioneer Classic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER CLASSIC BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 64.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund's investment adviser allocates the fund's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the fund's net assets. Equity securities in which the fund invests include common stocks, debt convertible to equity securities, and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) that invest primarily in equity securities, and preferred stocks. Debt securities in which the fund invests include U.S. government securities, debt securities of corporate and other issuers, mortgage-related securities, including "sub-prime" mortgages, asset-backed securities, and cash, cash equivalents and other short term holdings.

The fund may invest in debt securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. Debt securities in which the fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in subordinated debt securities, event-linked bonds and up to 10% of its total assets in securities that are below investment grade (also known as "junk bonds"). The fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may, but is not required to, use derivatives, such as credit default swaps, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities: and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term investments.

In selecting equity securities to buy and sell, the fund's investment adviser uses a value approach to select the fund's investments. Using this investment style, the adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

		In selecting debt securities to buy and sell, the adviser considers both broad economic and issuer specific factors. In assessing the appropriate maturity, credit quality and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

RISKS OF INITIAL PUBLIC OFFERINGS. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings represent a significant portion of the fund's past investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will continue to result in positive investment performance. In addition, as the fund grows in size, the impact of investments in initial public offerings on the overall performance of the fund's portfolio is likely to decrease.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital U.S. Government/Credit Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Balanced Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital U.S. Government/Credit Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.88% (07/01/2009 TO 09/30/2009).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -12.71% (10/01/2008 TO 12/31/2008).

		At September 30, 2012, the year-to-date return was 10.20%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Pioneer Classic Balanced Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.16%	[1]
1	rr_ExpenseExampleYear01	563
3	rr_ExpenseExampleYear03	830
5	rr_ExpenseExampleYear05	1,118
10	rr_ExpenseExampleYear10	1,935
1	rr_ExpenseExampleNoRedemptionYear01	563
3	rr_ExpenseExampleNoRedemptionYear03	830
5	rr_ExpenseExampleNoRedemptionYear05	1,118
10	rr_ExpenseExampleNoRedemptionYear10	1,935
2002	rr_AnnualReturn2002	(6.86%)
2003	rr_AnnualReturn2003	15.70%
2004	rr_AnnualReturn2004	7.60%
2005	rr_AnnualReturn2005	4.60%
2006	rr_AnnualReturn2006	13.33%
2007	rr_AnnualReturn2007	4.82%
2008	rr_AnnualReturn2008	(24.84%)
2009	rr_AnnualReturn2009	27.37%
2010	rr_AnnualReturn2010	9.88%
2011	rr_AnnualReturn2011	1.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
1 YEAR	rr_AverageAnnualReturnYear01	(3.00%)
5 YEARS	rr_AverageAnnualReturnYear05	1.36%
10 YEARS	rr_AverageAnnualReturnYear10	3.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.42%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.06%	[1]
1	rr_ExpenseExampleYear01	609
3	rr_ExpenseExampleYear03	1,002
5	rr_ExpenseExampleYear05	1,321
10	rr_ExpenseExampleYear10	2,387
1	rr_ExpenseExampleNoRedemptionYear01	209
3	rr_ExpenseExampleNoRedemptionYear03	702
5	rr_ExpenseExampleNoRedemptionYear05	1,221
10	rr_ExpenseExampleNoRedemptionYear10	2,387
1 YEAR	rr_AverageAnnualReturnYear01	(3.24%)
5 YEARS	rr_AverageAnnualReturnYear05	1.36%
10 YEARS	rr_AverageAnnualReturnYear10	3.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.49%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 3, 1997
Pioneer Classic Balanced Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	2.02%	[1]
1	rr_ExpenseExampleYear01	305
3	rr_ExpenseExampleYear03	634
5	rr_ExpenseExampleYear05	1,088
10	rr_ExpenseExampleYear10	2,348
1	rr_ExpenseExampleNoRedemptionYear01	205
3	rr_ExpenseExampleNoRedemptionYear03	634
5	rr_ExpenseExampleNoRedemptionYear05	1,088
10	rr_ExpenseExampleNoRedemptionYear10	2,348
1 YEAR	rr_AverageAnnualReturnYear01	0.83%
5 YEARS	rr_AverageAnnualReturnYear05	1.39%
10 YEARS	rr_AverageAnnualReturnYear10	3.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.54%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 3, 1997
Pioneer Classic Balanced Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.88%	[1]
1	rr_ExpenseExampleYear01	90
3	rr_ExpenseExampleYear03	281
5	rr_ExpenseExampleYear05	488
10	rr_ExpenseExampleYear10	1,084
1	rr_ExpenseExampleNoRedemptionYear01	90
3	rr_ExpenseExampleNoRedemptionYear03	281
5	rr_ExpenseExampleNoRedemptionYear05	488
10	rr_ExpenseExampleNoRedemptionYear10	1,084
1 YEAR	rr_AverageAnnualReturnYear01	1.89%
5 YEARS	rr_AverageAnnualReturnYear05	2.64%
10 YEARS	rr_AverageAnnualReturnYear10	4.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.86%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.92%)
5 YEARS	rr_AverageAnnualReturnYear05	0.14%
10 YEARS	rr_AverageAnnualReturnYear10	2.35%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.31%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.94%)
5 YEARS	rr_AverageAnnualReturnYear05	0.68%
10 YEARS	rr_AverageAnnualReturnYear10	2.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.46%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.11%
5 YEARS	rr_AverageAnnualReturnYear05	(0.25%)
10 YEARS	rr_AverageAnnualReturnYear10	2.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.27%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.74%
5 YEARS	rr_AverageAnnualReturnYear05	6.55%
10 YEARS	rr_AverageAnnualReturnYear10	5.85%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.56%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 31, 1991

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.16% and 2.06% of the average daily net assets attributable to Class A and Class B shares, respectively. These expense limitations are in effect through December 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Pioneer Government Income Fund
Pioneer Government Income Fund
INVESTMENT OBJECTIVE
Current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 35 and the "Sales charges" section of the statement of additional information beginning on page 50.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Government Income Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares as a percentage of offering price	4.50%	none	none	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Government Income Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.39%	0.67%	0.33%	0.24%
Total Annual Fund Operating Expenses	1.14%	2.17%	1.83%	0.74%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Government Income Fund (USD $)	1	3	5	10
Class A	561	796	1,049	1,774
Class B	620	979	1,264	2,241
Class C	286	576	990	2,148
Class Y	76	237	411	918

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Government Income Fund (USD $)	1	3	5	10
Class A	561	796	1,049	1,774
Class B	220	679	1,164	2,241
Class C	186	576	990	2,148
Class Y	76	237	411	918

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to U.S. government securities. U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The fund may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. The fund also may invest in asset-backed securities and subordinated debt securities, and enter into mortgage dollar roll transactions.

The fund may invest in securities with a broad range of maturities, and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features.

The fund may, but is not required to, use derivatives, such as futures. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield and sector diversification.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

RISKS OF INVESTING IN "WHEN-ISSUED" SECURITIES. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the fund missing the opportunity to obtain a favorable price or yield elsewhere.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

MORTGAGE DOLLAR ROLL TRANSACTIONS RISK. The benefits to the fund from mortgage dollar roll transactions depend upon the adviser's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Government Income Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of the Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 4.47% (07/01/2002 TO 09/30/2002).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -2.00% (10/01/2010 TO 12/31/2010).

At September 30, 2012, the year-to-date return was 2.49%.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Average Annual Total Returns Pioneer Government Income Fund	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Class A	2.17%	5.08%	4.22%	5.16%	Oct 1, 1993
Class A Return after taxes on distributions	0.82%	3.62%	2.64%	3.17%	Oct 1, 1993
Class A Return after taxes on distributions and sale of shares	1.38%	3.47%	2.66%	3.16%	Oct 1, 1993
Class B	2.06%	5.23%	3.90%	4.58%	Mar 13, 2000
Class C	6.23%	5.28%		4.55%	Sep 23, 2005
Class Y	7.55%	6.53%	5.06%	5.65%	Oct 1, 1993
Barclays Capital Government Bond Index (reflects no deduction for fees, expenses or taxes)	9.02%	6.56%	5.59%	5.98%	Oct 31, 1993
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.23%	6.54%	5.69%	6.31%	Oct 31, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Pioneer Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Government Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 35 and the "Sales charges" section of the statement of additional information beginning on page 50.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to U.S. government securities. U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The fund may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. The fund also may invest in asset-backed securities and subordinated debt securities, and enter into mortgage dollar roll transactions.

The fund may invest in securities with a broad range of maturities, and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features.

The fund may, but is not required to, use derivatives, such as futures. The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

		The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield and sector diversification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

RISKS OF INVESTING IN "WHEN-ISSUED" SECURITIES. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the fund missing the opportunity to obtain a favorable price or yield elsewhere.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

MORTGAGE DOLLAR ROLL TRANSACTIONS RISK. The benefits to the fund from mortgage dollar roll transactions depend upon the adviser's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Government Income Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of the Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 4.47% (07/01/2002 TO 09/30/2002).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -2.00% (10/01/2010 TO 12/31/2010).

		At September 30, 2012, the year-to-date return was 2.49%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of the Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Pioneer Government Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1	rr_ExpenseExampleYear01	561
3	rr_ExpenseExampleYear03	796
5	rr_ExpenseExampleYear05	1,049
10	rr_ExpenseExampleYear10	1,774
1	rr_ExpenseExampleNoRedemptionYear01	561
3	rr_ExpenseExampleNoRedemptionYear03	796
5	rr_ExpenseExampleNoRedemptionYear05	1,049
10	rr_ExpenseExampleNoRedemptionYear10	1,774
2002	rr_AnnualReturn2002	8.70%
2003	rr_AnnualReturn2003	1.46%
2004	rr_AnnualReturn2004	2.39%
2005	rr_AnnualReturn2005	1.49%
2006	rr_AnnualReturn2006	3.01%
2007	rr_AnnualReturn2007	6.42%
2008	rr_AnnualReturn2008	7.64%
2009	rr_AnnualReturn2009	3.75%
2010	rr_AnnualReturn2010	5.51%
2011	rr_AnnualReturn2011	6.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
1 YEAR	rr_AverageAnnualReturnYear01	2.17%
5 YEAR	rr_AverageAnnualReturnYear05	5.08%
10 YEAR	rr_AverageAnnualReturnYear10	4.22%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.16%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Pioneer Government Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
1	rr_ExpenseExampleYear01	620
3	rr_ExpenseExampleYear03	979
5	rr_ExpenseExampleYear05	1,264
10	rr_ExpenseExampleYear10	2,241
1	rr_ExpenseExampleNoRedemptionYear01	220
3	rr_ExpenseExampleNoRedemptionYear03	679
5	rr_ExpenseExampleNoRedemptionYear05	1,164
10	rr_ExpenseExampleNoRedemptionYear10	2,241
1 YEAR	rr_AverageAnnualReturnYear01	2.06%
5 YEAR	rr_AverageAnnualReturnYear05	5.23%
10 YEAR	rr_AverageAnnualReturnYear10	3.90%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.58%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 13, 2000
Pioneer Government Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
1	rr_ExpenseExampleYear01	286
3	rr_ExpenseExampleYear03	576
5	rr_ExpenseExampleYear05	990
10	rr_ExpenseExampleYear10	2,148
1	rr_ExpenseExampleNoRedemptionYear01	186
3	rr_ExpenseExampleNoRedemptionYear03	576
5	rr_ExpenseExampleNoRedemptionYear05	990
10	rr_ExpenseExampleNoRedemptionYear10	2,148
1 YEAR	rr_AverageAnnualReturnYear01	6.23%
5 YEAR	rr_AverageAnnualReturnYear05	5.28%
10 YEAR	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.55%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2005
Pioneer Government Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1	rr_ExpenseExampleYear01	76
3	rr_ExpenseExampleYear03	237
5	rr_ExpenseExampleYear05	411
10	rr_ExpenseExampleYear10	918
1	rr_ExpenseExampleNoRedemptionYear01	76
3	rr_ExpenseExampleNoRedemptionYear03	237
5	rr_ExpenseExampleNoRedemptionYear05	411
10	rr_ExpenseExampleNoRedemptionYear10	918
1 YEAR	rr_AverageAnnualReturnYear01	7.55%
5 YEAR	rr_AverageAnnualReturnYear05	6.53%
10 YEAR	rr_AverageAnnualReturnYear10	5.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.65%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Pioneer Government Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.82%
5 YEAR	rr_AverageAnnualReturnYear05	3.62%
10 YEAR	rr_AverageAnnualReturnYear10	2.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.17%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Pioneer Government Income Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.38%
5 YEAR	rr_AverageAnnualReturnYear05	3.47%
10 YEAR	rr_AverageAnnualReturnYear10	2.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.16%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Pioneer Government Income Fund | Barclays Capital Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.02%
5 YEAR	rr_AverageAnnualReturnYear05	6.56%
10 YEAR	rr_AverageAnnualReturnYear10	5.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.98%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Pioneer Government Income Fund | Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.23%
5 YEAR	rr_AverageAnnualReturnYear05	6.54%
10 YEAR	rr_AverageAnnualReturnYear10	5.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.31%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

Pioneer Multi Asset Income Fund
PIONEER MULTI-ASSET INCOME FUND
INVESTMENT OBJECTIVES
A high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 46 and the "Sales charges" section of the statement of additional information beginning on page 63.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Multi Asset Income Fund	CLASS A	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Multi Asset Income Fund		CLASS A	CLASS C	CLASS Y
Management Fees		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.76%	1.76%	1.75%
Total Annual Fund Operating Expenses		2.51%	3.26%	2.25%
Less: Fee Waiver and Expense Reimbursement	[1]	(1.66%)	(1.51%)	(1.60%)
Net Expenses	[1]	0.85%	1.75%	0.65%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 0.85%, 1.75% and 0.65% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through December 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Multi Asset Income Fund (USD $)	1	3	5	10
Class A	533	1,045	1,582	3,048
Class C	278	863	1,572	3,455
Class Y	66	549	1,058	2,460

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Multi Asset Income Fund (USD $)	1	3	5	10
Class A	533	1,045	1,582	3,048
Class C	178	863	1,572	3,455
Class Y	66	549	1,058	2,460

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 22, 2011 (commencement of operations) to July 31, 2012 (fiscal year end), the fund's portfolio turnover rate was 42% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The fund may invest in the securities of issuers located throughout the world, including in emerging markets. In selecting investments, the fund's investment adviser considers both broad economic and investment-specific factors.

The fund may invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt securities, event-linked bonds, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by the adviser. The fund's investments in debt securities rated below investment grade may include securities that are in default.

The fund invests in debt securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. The fund may invest without limit in debt securities.

The fund may invest up to 60% of its total assets in equity securities. Equity securities include common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs), preferred stock, equity interests in real estate trusts (REITs) and master limited partnerships.

The fund may invest without limit in debt and equity securities of non-U.S. issuers, including up to 30% of its total assets in debt and equity securities of emerging market issuers.

In allocating assets among debt and equity securities, the adviser considers a variety of factors expected to influence global economic activity, including fundamental economic indicators, such as the rates of economic growth and inflation, monetary policy, geo-political factors, the performance of securities markets, and the relative value of the U.S. dollar compared to other currencies. The fund is not required to allocate its investments among debt and equity securities in any fixed proportion, nor is it limited by the issuer's geographic location, size or market capitalization. The relative proportions of the fund's investments in debt and equity securities may change over time based upon market and economic conditions.

In selecting individual securities to buy and sell, the adviser considers a security's income prospects relative to perceived risk. The adviser selects debt securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The adviser considers an equity security's potential to provide income in view of the sustainability of the issuer's earnings and financial condition. In selecting equity and debt securities, the adviser generally favors those securities it perceives to be undervalued. The adviser employs fundamental research in evaluating issuers, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of fundamental and quantitative research. In selecting among market segments and instruments, the adviser considers the relative value of particular investments. Investments typically are sold when the adviser's overall assessment of market and economic conditions changes or the assessments of the attributes of asset classes or individual holdings change.

The fund may invest in securities and instruments that are not income-producing, for purposes of seeking capital appreciation or managing risk or other portfolio characteristics. The fund may, but is not required to, use derivatives, such as options, credit default swaps and interest rate swaps, forward currency exchange contracts and bond, index, interest rate and currency futures. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund may invest without limit in derivative instruments. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited to applicable law and regulations. The fund also may hold cash or other short-term investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

CURRENCY RISK. Because the fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the fund is subject to currency risk, meaning that the fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

INFLATION-LINKED SECURITIES RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

An intermediate participant between the fund and the borrower in a loan participation may fail to meet its obligations to the fund to enforce any rights against the borrower. In addition, the issuer of the loan may default on its obligations.

Although the features of senior loans, including being secured by collateral and having priority over other obligations of the issuer, reduce some of the risks of investment in below investment grade securities, the loans are subject to significant risks.

Certain floating rate loans and other corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. Other loans are incurred in restructuring or "work-out" scenarios, including debtor-in-possession facilities in bankruptcy. Loans to highly leveraged companies are especially vulnerable to adverse economic or market conditions and the risk of default.

RISK OF INSUFFICIENT COLLATERAL. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the fund's investment performance.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships can be less liquid than, and involve other risks that differ from, investments in common stock. Holders of the units of master limited partnerships have limited ability to influence management and limited rights to vote on matters affecting the partnership. Conflicts of interest may exist between common unit holders, the general partner of a master limited partnership and other unit holders. Master limited partnerships may be subject to less regulation (and less protection for investors) under state laws than corporations. There also are tax risks associated with investments in master limited partnerships.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Pioneer Multi Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER MULTI-ASSET INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 46 and the "Sales charges" section of the statement of additional information beginning on page 63.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from December 22, 2011 (commencement of operations) to July 31, 2012 (fiscal year end), the fund's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The fund may invest in the securities of issuers located throughout the world, including in emerging markets. In selecting investments, the fund's investment adviser considers both broad economic and investment-specific factors.

The fund may invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt securities, event-linked bonds, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by the adviser. The fund's investments in debt securities rated below investment grade may include securities that are in default.

The fund invests in debt securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. The fund may invest without limit in debt securities.

The fund may invest up to 60% of its total assets in equity securities. Equity securities include common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs), preferred stock, equity interests in real estate trusts (REITs) and master limited partnerships.

The fund may invest without limit in debt and equity securities of non-U.S. issuers, including up to 30% of its total assets in debt and equity securities of emerging market issuers.

In allocating assets among debt and equity securities, the adviser considers a variety of factors expected to influence global economic activity, including fundamental economic indicators, such as the rates of economic growth and inflation, monetary policy, geo-political factors, the performance of securities markets, and the relative value of the U.S. dollar compared to other currencies. The fund is not required to allocate its investments among debt and equity securities in any fixed proportion, nor is it limited by the issuer's geographic location, size or market capitalization. The relative proportions of the fund's investments in debt and equity securities may change over time based upon market and economic conditions.

In selecting individual securities to buy and sell, the adviser considers a security's income prospects relative to perceived risk. The adviser selects debt securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The adviser considers an equity security's potential to provide income in view of the sustainability of the issuer's earnings and financial condition. In selecting equity and debt securities, the adviser generally favors those securities it perceives to be undervalued. The adviser employs fundamental research in evaluating issuers, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of fundamental and quantitative research. In selecting among market segments and instruments, the adviser considers the relative value of particular investments. Investments typically are sold when the adviser's overall assessment of market and economic conditions changes or the assessments of the attributes of asset classes or individual holdings change.

		The fund may invest in securities and instruments that are not income-producing, for purposes of seeking capital appreciation or managing risk or other portfolio characteristics. The fund may, but is not required to, use derivatives, such as options, credit default swaps and interest rate swaps, forward currency exchange contracts and bond, index, interest rate and currency futures. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund may invest without limit in derivative instruments. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited to applicable law and regulations. The fund also may hold cash or other short-term investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

CURRENCY RISK. Because the fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the fund is subject to currency risk, meaning that the fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

INFLATION-LINKED SECURITIES RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

An intermediate participant between the fund and the borrower in a loan participation may fail to meet its obligations to the fund to enforce any rights against the borrower. In addition, the issuer of the loan may default on its obligations.

Although the features of senior loans, including being secured by collateral and having priority over other obligations of the issuer, reduce some of the risks of investment in below investment grade securities, the loans are subject to significant risks.

Certain floating rate loans and other corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. Other loans are incurred in restructuring or "work-out" scenarios, including debtor-in-possession facilities in bankruptcy. Loans to highly leveraged companies are especially vulnerable to adverse economic or market conditions and the risk of default.

RISK OF INSUFFICIENT COLLATERAL. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the fund's investment performance.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships can be less liquid than, and involve other risks that differ from, investments in common stock. Holders of the units of master limited partnerships have limited ability to influence management and limited rights to vote on matters affecting the partnership. Conflicts of interest may exist between common unit holders, the general partner of a master limited partnership and other unit holders. Master limited partnerships may be subject to less regulation (and less protection for investors) under state laws than corporations. There also are tax risks associated with investments in master limited partnerships.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. The performance information provided by the fund in the future will give some indication of the risks of an investment in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.
Pioneer Multi Asset Income Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.85%	[1]
1	rr_ExpenseExampleYear01	533
3	rr_ExpenseExampleYear03	1,045
5	rr_ExpenseExampleYear05	1,582
10	rr_ExpenseExampleYear10	3,048
1	rr_ExpenseExampleNoRedemptionYear01	533
3	rr_ExpenseExampleNoRedemptionYear03	1,045
5	rr_ExpenseExampleNoRedemptionYear05	1,582
10	rr_ExpenseExampleNoRedemptionYear10	3,048
Pioneer Multi Asset Income Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.75%	[1]
1	rr_ExpenseExampleYear01	278
3	rr_ExpenseExampleYear03	863
5	rr_ExpenseExampleYear05	1,572
10	rr_ExpenseExampleYear10	3,455
1	rr_ExpenseExampleNoRedemptionYear01	178
3	rr_ExpenseExampleNoRedemptionYear03	863
5	rr_ExpenseExampleNoRedemptionYear05	1,572
10	rr_ExpenseExampleNoRedemptionYear10	3,455
Pioneer Multi Asset Income Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.65%	[1]
1	rr_ExpenseExampleYear01	66
3	rr_ExpenseExampleYear03	549
5	rr_ExpenseExampleYear05	1,058
10	rr_ExpenseExampleYear10	2,460
1	rr_ExpenseExampleNoRedemptionYear01	66
3	rr_ExpenseExampleNoRedemptionYear03	549
5	rr_ExpenseExampleNoRedemptionYear05	1,058
10	rr_ExpenseExampleNoRedemptionYear10	2,460

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 0.85%, 1.75% and 0.65% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through December 1, 2014. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012